UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 30,2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Carlton, Hoffferkamp & Jenks Wealth Management, LLC
Address: 10200 Grogan's Mill Road, Suite 340,
The Woodlands, TX 77382
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    James C. Carlton
Title:   Managing Director
Phone:   281-298-2700
Signature, Place, and Date of Signing:

    James C. Carlton   The Woodlands, TX   January 10, 2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  53

Form 13F Information Table Value Total:  30,417



List of Other Included Managers:

No.  13F File Number    Name

NAME OF ISSUER            TITLE OF CLASS        CUSIP           VALUE (X$1000)  SHARES/PSH/PPUT/CINVSTMT SOLE  SHARED NONE
Exxon Mobil Corporation   COM                   30231G102                   3134   36975SH       SOLE                    36975
Pepsico Incorporated      COM                   713448108                   1500   22621SH       SOLE                    22621
Abbott Laboratories       COM                   2824100                     1478   26300SH       SOLE                    26300
A T & T Inc New           COM                   00206R102                   1425   47130SH       SOLE                    47130
Conocophillips            COM                   20825C104                   1411   19372SH       SOLE                    19372
Coca Cola Company         COM                   191216100                   1135   16228SH       SOLE                    16228
Deere & Co                COM                   244199105                   1082   14000SH       SOLE                    14000
Verizon Communications    COM                   92343V104                   1072   26741SH       SOLE                    26741
Bristol-Myers Squibb Co   COM                   110122108                    892   25337SH       SOLE                    25337
Procter & Gamble          COM                   742718109                    884   13262SH       SOLE                    13262
Clorox Company            COM                   189054109                    775   11650SH       SOLE                    11650
Schlumberger Ltd          COM                   806857108                    766   11225SH       SOLE                    11225
Johnson & Johnson         COM                   478160104                    751   11462SH       SOLE                    11462
Intel Corp                COM                   458140100                    689   28450SH       SOLE                    28450
Comerica Incorporated     COM                   200340107                    677   26256SH       SOLE                    26256
Fluor Corporation New     COM                   343412102                    614   12225SH       SOLE                    12225
Ishares Tr Barclays Bond  COM                   464287457                    608    7200SH       SOLE                     7200
Piedmont Office Rlty Tr   COM                   720190206                    588   34521SH       SOLE                    34521
Apple Inc                 COM                   37833100                     584    1444SH       SOLE                     1444
Altria Group Inc          COM                   02209S103                    582   19654SH       SOLE                    19654
General Electric Company  COM                   369604103                    578   32312SH       SOLE                    32312
3m Company                COM                   88579Y101                    529    6475SH       SOLE                     6475
Freeport Mcmoran Copper   COM                   35671D857                    475   12925SH       SOLE                    12925
Cummins Inc               COM                   231021106                    457    5200SH       SOLE                     5200
United Parcel Service B   COM                   911312106                    450    6160SH       SOLE                     6160
Microsoft Corp            COM                   594918104                    449   17333SH       SOLE                    17333
Kraft Foods Inc           COM                   50075N104                    438   11732SH       SOLE                    11732
Qualcomm Inc              COM                   747525103                    418    7648SH       SOLE                     7648
Ford Motor Company New    COM                   345370860                    418   38850SH       SOLE                    38850
Du Pont E I De Nemour&Co  COM                   263534109                    359    7856SH       SOLE                     7856
Spdr Gold TRUST           COM                   78463V107                    355    2338SH       SOLE                     2338
Wal-Mart Stores Inc       COM                   931142103                    348    5830SH       SOLE                     5830
Prudential Financial Inc  COM                   744320102                    343    6862SH       SOLE                     6862
Pfizer Incorporated       COM                   717081103                    340   15738SH       SOLE                    15738
S P D R S&P 500 Etf Tr    COM                   78462F103                    301    2399SH       SOLE                     2399
Intl Business Machines    COM                   459200101                    279    1520SH       SOLE                     1520
Ishares Tr S&P Smallcap   COM                   464287804                    277    4064SH       SOLE                     4064
Ensco Plc Adr             COM                   29358Q109                    274    5850SH       SOLE                     5850
Caterpillar Inc           COM                   149123101                    263    2907SH       SOLE                     2907
Ishares Tr Barclays Bond  COM                   464288646                    263    2525SH       SOLE                     2525
Emerson Electric Co       COM                   291011104                    260    5600SH       SOLE                     5600
Enterprise Prd Prtnrs Lp  COM                   293792107                    259    5600SH       SOLE                     5600
Nucor Corp                COM                   670346105                    258    6525SH       SOLE                     6525
Weatherford Intl Ltd      COM                   H27013103                    244   16700SH       SOLE                    16700
Spdr Barclays Capital     COM                   78464A417                    224    5850SH       SOLE                     5850
Merck & Co Inc New        COM                   58933Y105                    221    5875SH       SOLE                     5875
Walgreen Company          COM                   931422109                    217    6580SH       SOLE                     6580
Honeywell International   COM                   438516106                    205    3775SH       SOLE                     3775
Allegiance Bancshares     COM                   01748H107                      0   41833SH       SOLE                    41833
Bluestar Health Inc       COM                   09624G101                      0   30000SH       SOLE                    30000
Alcoa Inc                 COM                   13817101                     142   16500SH       SOLE                    16500
Banco Bilbao Argen Adr    COM                   05946K101                    126   14796SH       SOLE                    14796